RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	3 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Schedule of impact of restatement on the balance sheets and statements of operations

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet as of December 31, 2020:

	As of December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Balance Sheet
Total assets	$416,346,780	$—	$416,346,780
Liabilities and Shareholders’ equity
Total current liabilities	$416,521	$—	$416,521
Deferred underwriting commissions	14,490,000	—	14,490,000
Derivative liabilities	40,532,280	—	40,532,280
Total liabilities	55,438,801	—	55,438,801
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	355,907,970	58,092,030	414,000,000
Shareholders’ equity
Preference shares - $0.0001 par value	—	—	—
Class A ordinary shares - $0.0001 par value	581	(581)	—
Class B ordinary shares - $0.0001 par value	1,035	—	1,035
Additional paid-in-capital	16,798,022	(16,798,022)	—
Accumulated deficit	(11,799,629)	(41,293,427)	(53,093,056)
Total shareholders’ (deficit)	5,000,009	(58,092,030)	(53,092,021)
Total liabilities and shareholders’ (deficit)	$416,346,780	$—	$416,346,780

The Company’s statement of shareholders’ deficit has been restated to reflect the changes to the impacted shareholders’ equity accounts described above.

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statement of cash flows for the period from September 28, 2020 (inception) through December 31, 2020:

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statement of cash flows for the period from September 28, 2020 (inception) through December 31, 2020:

For the Period from September 28, 2020 (inception) through December 31, 2020
	As Previously Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Initial value of Class A ordinary shares subject to possible redemption	$362,617,170	$(362,617,170)	$—
Change in value of Class A ordinary shares subject to possible redemption	$(6,709,200)	$6,709,200	$—

The impact to the reported amounts of weighted average shares outstanding and basic and diluted earnings per share is presented below for the period from September 28, 2020 (inception) through December 31, 2020:

	EPS for Class A ordinary shares
	As Previously Reported	Adjustment	As Restated
Form 10-K/A (December 31, 2020)
Net loss	$(11,799,629)	$—	$(11,799,629)
Weighted average shares outstanding	41,400,000	(33,750,000)	7,650,000
Basic and diluted loss per share	$—	$(0.66)	$(0.66)

	EPS for Class B ordinary shares
	As Previously Reported	Adjustment	As Restated
Form 10-K/A (December 31, 2020)
Net loss	$(11,799,629)	$—	$(11,799,629)
Weighted average shares outstanding	10,350,000	—	10,350,000
Basic and diluted loss per share	$(1.14)	$0.48	$(0.66)

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet as of December 15, 2020:

	As of December 15, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Balance Sheet
Total assets	$416,788,700	$—	$416,788,700
Liabilities, Class A ordinary shares subject to redemption and Shareholders’ equity (deficit)
Total current liabilities	$762,402	$—	$762,402
Deferred underwriting fee payable	14,490,000	—	14,490,000
Derivative liabilities	29,873,200	—	29,873,200
Total liabilities	45,125,602	—	45,125,602
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	366,663,090	47,336,910	414,000,000
Shareholders’ equity (deficit)
Preference shares - $0.0001 par value	—	—	—
Class A ordinary shares - $0.0001 par value	473	(473)	—
Class B ordinary shares - $0.0001 par value	1,035	—	1,035
Additional paid-in-capital	6,129,570	(6,129,570)	—
Accumulated deficit	(1,131,070)	(41,206,867),	(42,337,937)
Total shareholders’ equity (deficit)	5,000,008	(47,336,910)	(42,336,902)
Total liabilities, Class A ordinary shares subject to redemption and shareholders’ equity (deficit)	$416,788,700	$—	$416,788,700

Schedule of Class A ordinary shares subject to possible redemption reflected on the condensed balance sheet

Gross Proceeds for initial public offering and over-allotment	$414,000,000
Less:	—
Offering costs allocated to Class A shares subject to possible redemption	(22,524,192)
Proceeds allocated to Public Warrants at issuance	(19,458,000)
Plus:
Remeasurement of Class A ordinary shares subject to possible redemption amount	41,982,192

Class A ordinary shares subject to possible redemption	$414,000,000

Gross Proceeds	$414,000,000
Less:
Proceeds allocated to Public Warrants	(19,458,000)
Class A ordinary shares issuance costs	(22,524,192)
Plus:
Accretion of carrying value to redemption value	41,982,192
Class A ordinary shares subject to possible redemption	$414,000,000